SUP-0156-0515

AB CAP FUND, INC.

-AB Multi-Manager Select Retirement Allocation Fund

-AB Multi-Manager Select 2015 Fund

-AB Multi-Manager Select 2025 Fund

-AB Multi-Manager Select 2035 Fund

-AB Multi-Manager Select 2045 Fund

-AB Multi-Manager Select 2055 Fund

(each, a “Fund”, and together, the “Funds”)

-AB Multi-Manager Select 2010 Fund -AB Multi-Manager Select 2020 Fund -AB Multi-Manager Select 2030 Fund -AB Multi-Manager Select 2040 Fund -AB Multi-Manager Select 2050 Fund

Supplement dated May 15, 2015 to the Prospectus and Summary Prospectuses dated December 23, 2014 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of each Fund.

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Portfolio Managers

The following chart for each Fund replaces the chart regarding the personnel of Morningstar Associates, LLC (“Morningstar”) primarily responsible for selecting the underlying funds for each Fund’s portfolio under the heading “Portfolio Managers” in the summary sections of the Prospectuses.

Employee	Length of Service	Title
Brian Huckstep	Since December 2014	Portfolio Manager for the Investment Advisory Group of Morningstar

John McLaughlin	Since May 2015	Senior Investment Consultant for the Investment Advisory Group of Morningstar

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The following chart replaces the chart regarding the Morningstar personnel primarily responsible for selecting underlying funds under the heading “Management of the Funds — Portfolio Managers” in the Prospectus for the Funds.

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Brian Huckstep; since December 2014; Portfolio Manager for the Investment Advisory Group of Morningstar	Portfolio Manager for the Investment Advisory Group of Morningstar, with which he has been associated since prior to 2010.

John McLaughlin; since May 2015; Senior Investment Consultant for the Investment Advisory Group of Morningstar	Senior Investment Consultant for the Investment Advisory Group of Morningstar since 2014. Prior thereto, he was a consultant at RVK, Inc., beginning prior to 2010.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0156-0515